FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 28, 2019
Assets and liabilities carried at fair value, measured on a recurring basis

The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 28, 2019:

		Fair Value Measurements Using
			Significant	Significant
		Quoted Prices	Other	Other
		in Active	Observable	Unobservable
		Markets	Inputs	Inputs
(In millions)	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Trading securities	$30.6	$26.0	$4.6	$—
Derivative assets	5.2	—	5.2	—
Bank drafts	21.3	21.3	—	—
Liabilities
Derivative liabilities	$6.0	$.4	$5.6	$—

The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 29, 2018:

		Fair Value Measurements Using
			Significant	Significant
		Quoted Prices	Other	Other
		in Active	Observable	Unobservable
		Markets	Inputs	Inputs
(In millions)	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Trading securities	$26.3	$21.5	$4.8	$—
Derivative assets	3.6	.1	3.5	—
Bank drafts	23.0	23.0	—	—
Liabilities
Derivative liabilities	$8.7	$—	$8.7	$—
Contingent consideration liabilities	1.6	—	—	1.6